Document and Entity Information	Mar. 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001552947
Document Creation Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	TWO ROADS SHARED TRUST
Document Effective Date	Mar. 01, 2025
Prospectus Date	Mar. 01, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
LeaderShares(R) Activist Leaders(R) ETF | LeaderShares(R) Activist Leaders(R) ETF
Prospectus:
Trading Symbol	ACTV
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus:
Trading Symbol	LSAT
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus:
Trading Symbol	LSAF
LeaderShares(R) Equity Skew ETF | LeaderShares(R) Equity Skew ETF
Prospectus:
Trading Symbol	SQEW
LeaderShares® Dynamic Yield ETF | LeaderShares® Dynamic Yield ETF
Prospectus:
Trading Symbol	DYLD